Mercedes-Benz Auto Receivables
T
rust 2023-2

Amounts in USD
Investor Report
Collection Period Ended
31-Jan-2025
Dates
31-Jan-2025
Actual/360 Days
34
30/360 Days
30
18-Feb-2025
15-Feb-2025
Collection Period No.
16
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2, A-3 an
d
A-4 Notes (from... to)
1-Jan-2025
13-Feb-2025
14-Feb-2025
18-Feb-2025
15-Jan-2025
15-Jan-2025
Summary
Beginning
Balance
0.00
156,765,221.90
467,620,000.00
83,110,000.00
Principal
Payment
0.00
33,723,793.59
0.00
0.00
Ending
Balance
0.00
123,041,428.31
467,620,000.00
83,110,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
72.117945
0.000000
0.000000
Initial
Balance
292,010,000.00
467,620,000.00
467,620,000.00
83,110,000.00
Note
Factor
0.000000
0.263123
1.000000
1.000000
707,495,221.90
673,771,428.31
33,723,793.59
T
otal Note Balance
1,310,360,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
33,599,560.39
741,094,782.29
39,575,308.81
780,670,091.10
33,599,560.39
707,370,988.70
37,710,079.01
745,081,067.71
33,622,415.40
1,343,982,415.40
76,016,708.61
1,419,999,124.01
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
33,622,415.40
33,599,560.39
33,599,560.39
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
5.920000%
5.950000%
6.010000%
Interest Payment
0.00
773,375.09
2,318,615.83
416,242.58
Interest per
$1000 Fac
e
Amount
0.000000
1.653854
4.958333
5.008333
Interest & Principal
Payment
0.00
34,497,168.68
2,318,615.83
416,242.58
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
73.771799
4.958333
5.008333
$37,232,027.09
T
otal
$3,508,233.50

Mercedes-Benz Auto Receivables
T
rust 2023-2

Amounts in USD
Investor Report
Collection Period Ended
31-Jan-2025
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
39,708,598.39
0.00
39,708,598.39
32,974,399.96
4,838,059.49
770,665.73
991,286.95
0.00
0.00
134,186.26
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
650,558.41
0.00
0.00
3,508,233.50
0.00
0.00
33,723,793.59
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
39,708,598.39
1,826,012.89
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
650,558.41
0.00
0.00
0.00
650,558.41
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
3,508,233.50
0.00
773,375.09
2,318,615.83
416,242.58
0.00
0.00
0.00
0.00
0.00
3,508,233.50
0.00
773,375.09
2,318,615.83
416,242.58
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
3,508,233.50
3,508,233.50
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
33,723,793.59
0.00
0.00
0.00
33,723,793.59
Aggregate Principal Distributabl
e
Amount
33,723,793.59
33,723,793.59
0.00

Mercedes-Benz Auto Receivables
T
rust 2023-2

Amounts in USD
Investor Report
Collection Period Ended
31-Jan-2025
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
3,359,956.04
0.00
3,359,956.04
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
11,419.98
122,766.28
134,186.26
3,359,956.04
0.00
11,419.98
11,419.98
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2023-2

Amounts in USD
Investor Report
Collection Period Ended
31-Jan-2025
Pool Statistics
Pool Data
7.30%
42.43
26.68
Cutoff Date Pool Balance
Amount
1,419,999,124.01
Pool Balance beginning of Collection Period
780,670,091.10
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
745,081,067.71
20,915
21,503
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
29,224
18,330,780.79
14,643,619.17
0.00
2,614,623.43
Pool Factor
52.47%
7.07%
58.10
10.12

Mercedes-Benz Auto Receivables
T
rust 2023-2

Amounts in USD
Investor Report
Collection Period Ended
31-Jan-2025
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
20,915
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
98.00%
1.37%
0.44%
0.19%
100.00%
730,168,974.00
10,231,466.94
3,273,313.24
1,407,313.53
745,081,067.71
20,615
205
66
29
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.628%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
17,687.53
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
1.060%
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
15,688,842.07
899,496.83
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
67
887
Losses
(1)
Amount
2,614,623.43
759,715.51
955,411.09
Number of Receivables
Number of Receivables
Amount
40,470,791.26
13,879,005.34
10,902,943.85
Current
Cumulative
1.105%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
Current Collection Period
1.415%
Prior Collection Period
0.749 % Second Prior
Collection
Period
0.571
%
Third
Prior
Collection
Period
1.507%